Stock Based Compensation	12 Months Ended
Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock Based Compensation

17. Stock based compensation

2015 Restricted Stock Unit Plan

On March 6, 2015, the shareholders of the Company approved a new restricted stock unit plan including the issuance of 90,626 restricted stock unit (the “RSUs”) in favor of an officer of the Company.

The RSUs include the following conditions:

•	Time-based condition: satisfied with respect to

•	40,626 RSUs on January 1, 2016;

•	20,000 RSUs on January 1, 2017;

•	20,000 RSUs on January 1, 2018; and

•	10,000 RSUs on July 1, 2018;

provided that the officer remains in continuous service through each applicable date.

•	Liquidity Event Requirement: satisfied on the earlier to occur of

•	an Initial Public Offering of the Company’s common stock, or

•	a change of control transaction (sale event).

•	No additional vesting exists upon completion of a liquidity event.

•	Restrictions:

•	Repurchase rights: in the event of a change of control, the Company has the right to repurchase certain shares contingent upon the valuation of the Company at such time, and

•	Transfer restrictions: after the consummation of an Initial Public Offering transfer restrictions apply limiting the ability to transfer certain shares subject to the valuation of the Company at such time.

The fair value of RSU granted during the year ended December 31, 2015, was estimated at the date of grant using the income approach valuation technique, including the Black-Scholes and Monte Carlo option-pricing models, assuming the following weighted average assumptions:

Expected volatility	41.69%
Expected life (in years)	10
Weighted-average estimated fair value of options granted during the year	$7.47

The remaining vesting period as of December 31, 2017 is 6 months.

The following table presents a summary of the Company’s RSU activity:

	RSU’s	Weighted Average Grant Date Fair Value per share
Balance as of January 1, 2015	—	—
Granted	90,626	7.47

Balance as of December 31, 2015	90,626	7.47
Granted	—	—
Vested / (Cancelled)	—	—

Balance as of December 31, 2016	90,626	7.47
Granted	—	—
Vested / (Cancelled)	—	—

Balance as of December 31, 2017	90,626	7.47

2016 Stock Option Plan

On November 2016, the Board of Directors of the Company approved, subject to the approval of the Company’s Stockholders (which occurred in March 2017), to adopt a stock plan and reserve for issuance up to 4,000,000 stock options, from which 3,175,000 stock options were effectively granted in favor of some officers of the Company.

The plan includes the following conditions:

•	Time-based condition: satisfied with respect to:

•	5% of stock options vest on December 1, 2017;

•	10% of stock options vest on December 1, 2018;

•	15% of stock options vest on December 1, 2019;

•	20% of stock options vest on December 1, 2020;

•	25% of stock options vest on December 1, 2021; and

•	25% of stock options vest on December 1, 2022;

if the officer remains in continuous service through each applicable date.

•	Liquidity Event Requirement: satisfied on the earlier to occur of

•	(i) an Initial Public Offering of the Company’s common stock, or

•	(ii) a change of control event.

•	No additional vesting exists upon completion of a liquidity event.

The Company has used the Fair Value Method for determining the value of the stock options plan. The remaining vesting period as of December 31, 2017 is 59 months.

The fair value of stock options granted during the year ended December 31, 2017, was estimated at the date of grant using the income approach valuation technique, including the Black-Scholes and Monte Carlo option-pricing models, assuming the following weighted average assumptions:

Risk-free interest rate	1.49%
Expected volatility	40.1%
Expected life (in years)	10
Weighted-average estimated fair value of options granted during the year	$10.737

The fair value of stock options granted during the year ended December 31, 2016, was estimated at the date of grant using the income approach valuation technique, including the Black-Scholes and Monte Carlo option-pricing models, assuming the following weighted average assumptions:

Risk-free interest rate	1.84%
Expected volatility	39.9%
Expected life (in years)	10
Weighted-average estimated fair value of options granted during the year	$6.90

The following table presents a summary of the Company’s stock option activity:

	Options	Weighted Average Exercise Price per share	Remaining Contractual Life
Balance as of December 31, 2015	—	—	—
Granted	3,175,000	26.02
Balance as of December 31, 2016	3,175,000	26.02	6
Granted	600,000	26.02
Balance as of December 31, 2017	3,775,000	26.02	5

As of December 31, 2017, there was approximately $24,600 of unrecognized stock-based compensation expense related to unvested stock-based awards, which is expected to be recognized in expense over a weighted-average period of 4.8 years. Compensation cost will not be impacted upon completion of a liquidity event.

On August 10, 2017, the Board of Directors and Company’s Stockholders approved Amended and Restated 2016 Stock Incentive Plan and reserve for issuance 861.777 shares, which increases total stock subject to the plan to no more than 4.861.777 shares.

On March 1 and April 1, 2018, the Board of Directors and Company’s Stockholders granted an additional 375,000 options to certain employees of the Company. In addition, 250,000 options were forfeited by departing employees. As of the date of these financial statements, there are 3,900,000 issued options outstanding. Additionally, the Board of Directors and Company’s Stockholders approved 465,518 restricted share units which have not yet been granted.